Offerings - Offering: 1	Jan. 27, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $ 0.001 per share
Maximum Aggregate Offering Price	$ 136,231,875.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 18,813.63
Offering Note
1	The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-292424.
Includes the potential issuance of 1,316,250 shares of Common Stock pursuant to the exercise in full of the underwriters’ option to purchase additional shares.